SCHEDULE OF RECONCILIATION OF LEVEL 3 FAIR VALUE MEASUREMENTS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
IfrsStatementLineItems [Line Items]
At 1 April	$ 101,525,777
At 31 March	61,276,713	$ 101,525,777
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
At 1 April	5,242,739	1,377,421
Additions	2,000,000	16,594,388
Repayments	(45,538)	(760,136)
Fair value remeasurement	(4,930,597)	(11,797,187)
Impairment reversal		21,071
Repayment by 3rd party		(191,645)
Adjustment for foreign exchange		(1,173)
At 31 March	$ 2,266,604	$ 5,242,739